INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Subsidiaries [Abstract]
Schedule of significant subsidiaries
Detail of significant subsidiaries:

			Ownership
Name of significant subsidiary	Country of incorporation	Functional currency	As of December 31, 2024	As of December 31, 2023
			%	%
Latam Airlines Perú S.A.	Peru	US$	99.81000	99.81000
Lan Cargo S.A.	Chile	US$	99.89810	99.89810
Línea Aérea Carguera de Colombia S.A.	Colombia	US$	90.46000	90.46000
Transporte Aéreo S.A.	Chile	US$	100.00000	100.00000
Latam Airlines Ecuador S.A.	Ecuador	US$	100.00000	100.00000
Aerovías de Integración Regional S.A.	Colombia	COP	99.23168	99.23168
TAM Linhas aéreas S.A.	Brazil	BRL	100.00000	100.00000
ABSA Aerolimhas Brasileiras S.A.	Brazil	US$	100.00000	100.00000
Transportes Aéreos del Mercosur S.A.	Paraguay	PYG	94.98000	94.98000

Schedule of summary of significant subsidiaries
Summary financial information of significant subsidiaries

	Statement of financial position as of December 31, 2024						Statement of Income for the year ended December 31, 2024
Name of significant subsidiary	Total Assets	Current Assets	Non-current Assets	Total Liabilities	Current Liabilities	Non-current Liabilities	Revenue	Net Income/(loss)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	437,768	401,748	36,020	366,089	342,838	23,251	1,723,518	22,861
Lan Cargo S.A.	490,550	169,684	320,866	263,747	184,144	79,603	413,100	27,238
Línea Aérea Carguera de Colombia S.A.	208,805	83,783	125,022	95,915	95,684	231	255,867	6,011
Transporte Aéreo S.A.	238,354	15,080	223,274	121,609	92,234	29,375	84,885	(10,064)
Latam Airlines Ecuador S.A.	187,139	181,666	5,473	175,309	159,210	16,099	324,601	(9,358)
Aerovías de Integración Regional S.A.	207,096	198,118	8,978	198,165	193,842	4,323	546,752	(59,836)
TAM Linhas Aéreas S.A.	3,633,801	2,209,393	1,424,408	2,221,024	1,594,689	626,335	6,083,071	657,709
ABSA Aerolinhas Brasileiras S.A.	515,562	510,341	5,221	556,527	537,601	18,926	178,502	(2,163)
Transportes Aéreos del Mercosur S.A.	50,132	47,469	2,663	28,225	26,314	1,911	57,120	6,395

	Statement of financial position as of December 31, 2023						Statement of Income for the year ended December 31, 2023
Name of significant subsidiary	Total Assets	Current Assets	Non-current Assets	Total Liabilities	Current Liabilities	Non-current Liabilities	Revenue	Net Income/(loss)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	334,481	312,628	21,853	285,645	281,208	4,437	1,404,061	(4,666)
Lan Cargo S.A.	391,430	122,877	268,553	189,019	157,003	32,016	403,051	22,677
Línea Aérea Carguera de Colombia S.A.	166,520	57,240	109,280	59,640	59,344	296	222,397	(5,331)
Transporte Aéreo S.A.	280,117	37,436	242,681	151,066	117,121	33,945	387,515	24,871
Latam Airlines Ecuador S.A.	152,676	149,155	3,521	131,488	120,917	10,571	260,426	1,242
Aerovías de Integración Regional S.A.	191,878	186,612	5,266	185,799	182,923	2,876	516,410	(12,724)
TAM Linhas Aéreas S.A.	4,119,149	2,417,115	1,702,034	3,024,805	2,061,406	963,399	5,587,692	736,209
ABSA Aerolinhas Brasileiras S.A.	500,177	490,548	9,629	538,982	510,978	28,004	162,580	28
Transportes Aéreos del Mercosur S.A.	49,713	46,976	2,737	26,772	24,833	1,939	50,990	6,060

Schedule of non-controlling interest	Non-controlling interests

Equity	Tax No.	Country of origin	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
			%	%	ThUS$	ThUS$
Latam Airlines Perú S.A.	Foreign	Peru	0.19000	0.19000	136	93
Aerovías de Integración Regional S.A.	Foreign	Colombia	0.77400	0.77400	(5,517)	(5,049)
Linea Aérea Carguera de Colombia S.A.	Foreign	Colombia	9.54000	9.54000	(7,848)	(8,421)
Transportes Aéreos del Mercosur S.A.	Foreign	Paraguay	5.02000	5.02000	1,100	1,152
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	191	198
Total					(11,938)	(12,027)

			For the year ended December 31,			For the year ended December 31,
Incomes	Tax No.	Country of origin	2024	2023	2022	2024	2023	2022
			%	%	%	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A	Foreign	Peru	0.19000	0.19000	0.19000	43	(9)	(643)
Aerovías de Integración Regional S.A.	Foreign	Colombia	0.77400	0.77400	0.78236	(463)	(101)	(956)
Linea Aérea Carguera de Colombia S.A.	Foreign	Colombia	9.54000	9.54000	9.54000	573	(500)	(551)
Transportes Aéreos del Mercosur S.A.	Foreign	Paraguay	5.02000	5.02000	5.02000	321	304	116
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	0.10196	(1)	25	(26)
Other companies						—	—	(13)
Total						473	(281)	(2,073)